Financial Instruments - Schedule of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Financial assets at fair value through profit or loss
Other investments	$ 5	$ 1,000
Financial assets at amortized cost
Trade and other receivables, net prepayment	11,236	10,154
Amounts due from related parties	1,341	235
Cash and cash equivalents	5,141	7,703	$ 6,384	$ 9,047
Total Fnancial Assets	17,718	18,092
Financial liabilities at amortized cost
Trade and other payables	6,963	4,804
Amount due to related parties		125
Amount due to directors	3	3
Amount due to a shareholder		52
Lease liabilities	1,542	1,681
Total Financial Liabilities	$ 8,508	$ 6,665